Acquisition of Prospector Capital Corp. (Details) - Schedule of Reconciles the Fair Value of Elements of the Transactions - Business Combinations [Member]	9 Months Ended
Jun. 30, 2024 CAD ($) shares
Acquisition of Prospector Capital Corp. (Details) - Schedule of Reconciles the Fair Value of Elements of the Transactions [Line Items]
Fair value of consideration transferred common shares	$ 55,257,187
Fair value of consideration transferred class A Non-Voting Special Shares	10,115,625
Fair value of consideration transferred	65,372,812
Fair value of assets acquired and liabilities assumed
Cash	19,477,645
Accounts payable and accrued liabilities	(11,497,830)
Warrant liability	(1,746,575) [1]
Net asset acquired	$ 6,233,240
Listing expense (in Shares) | shares	59,139,572

[1]	Warrant liability includes Public Warrants, Private Warrants and Vesting Sponsor Warrants. See Note 7 for additional information.